Mid-Cap 1.5x Strategy Fund Expense Example - Class H [Member] - Mid-Cap 1.5x Strategy Fund - Class H	Aug. 01, 2025 USD ($)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 171
Expense Example, with Redemption, 3 Years	553
Expense Example, with Redemption, 5 Years	959
Expense Example, with Redemption, 10 Years	$ 2,096